Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	CAD 17,831
Fair value of plan assets at end of year	18,564	CAD 17,831
CN Pension Plan [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	16,078
Projected benefit obligation at end of year	16,721	16,078
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	16,933
Fair value of plan assets at end of year	17,654	16,933
Pensions [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	17,366	17,081
Interest cost	540	543	CAD 650
Actuarial loss on projected benefit obligation	979	614
Current service cost	130	124	152
Plan participants' contributions	56	53
Foreign currency changes	(21)	(10)
Benefit payments, settlements and transfers	(1,025)	(1,039)
Projected benefit obligation at end of year	18,025	17,366	17,081
Component representing future salary increases	(306)	(328)
Accumulated benefit obligation at end of year	17,719	17,038
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	17,831	17,917
Employer contributions	96	144
Plan participants' contributions	56	53
Foreign currency changes	(15)	(5)
Actual return on plan assets	1,621	761
Benefit payments, settlements and transfers	(1,025)	(1,039)
Fair value of plan assets at end of year	18,564	17,831	17,917
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	539	465
Other postretirement benefits [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	270	269
Interest cost	8	8	10
Actuarial loss on projected benefit obligation	3	10
Current service cost	2	2	3
Plan participants' contributions	0	0
Foreign currency changes	(5)	(2)
Benefit payments, settlements and transfers	(17)	(17)
Projected benefit obligation at end of year	261	270	269
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	261	270
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	CAD 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	CAD (261)	CAD (270)